August 15, 2003


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD HORIZON FUNDS (THE TRUST)
     FILE NO.  33-56443
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Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses for Vanguard Strategic Equity Fund, a series of the Trust, and the Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,




Sarah Buescher
Associate Counsel